Description of Business	12 Months Ended
Dec. 31, 2025
Notes to Consolidated Financial Statements [Abstract]
Description of Business

Notes to the consolidated financial statements

General information

Note 1 | Description of business

Nutrien Ltd. (collectively with its subsidiaries, “Nutrien”, “we”, “us”, “our” or “the Company”) is a leading global provider of crop inputs and services. We operate a world-class network of production, distribution and ag retail facilities that positions us to efficiently serve the needs of farmers.

The Company is a corporation organized under the laws of Canada with its registered head office located at Suite 1700, 211 19th Street East, Saskatoon, Saskatchewan, Canada, S7K 5R6.

Our business operations are further categorized into upstream, midstream and downstream through our involvement across the agriculture value chain.

Upstream	This is comprised of our low-cost production assets including mining and manufacturing of essential crop nutrients needed for fertilizer production, such as potash, nitrogen and phosphate.
Potash
  6 operations in the province of Saskatchewan
  investment in Canpotex Limited (“Canpotex”), a Canadian potash export, sales and marketing company owned in equal shares by Nutrien and another potash producer

Nitrogen	11 production and upgrade facilities in North America 1 facility in Trinidad[1]
Phosphate	2 mines and processing plants: 1 in Florida and 1 in North Carolina phosphate feed plants in Illinois, Missouri and Nebraska 1 industrial phosphoric acid plant in Ohio
Midstream

This includes our global logistics and distribution network that facilitates our ability to efficiently and reliably sell and transport products from our facilities to our customers and downstream retail locations.

Downstream	We operate one of the largest global agriculture retail networks, allowing us to deliver crop inputs and services directly to farmers.

1. Our Trinidad Nitrogen operations remain in a controlled shutdown as we continue to assess options to enhance its long-term financial performance.

Our Corporate function provides support and governance to the above business activities, as well as our non-core businesses.